EQUIPMENT LOANS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Less: Future interest charges	$ (49,840)	$ (130,106)	$ (66,381)
Present value of loan payments	1,246,204	2,167,685	689,386
Less: Current portion	(848,387)	(976,951)	(160,543)
Non-current portion	397,817	1,190,734	528,843
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Contractual maturities	886,145	1,060,091	188,863
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Contractual maturities	$ 409,899	$ 1,237,700	$ 566,904